PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	£ 13,104
Expenditure on investment properties (see below)	82	£ 73
Change in fair value of investment properties (note 7)	(209)	(108)	£ 139
At 31 December	11,754	13,104
Investment properties
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	3,553
At 31 December	3,347	3,553
Premises
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	979
At 31 December	885	979
Equipment
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	2,464
At 31 December	2,062	2,464
Operating lease assets
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	4,439
At 31 December	3,960	4,439
Right-of- use asset1
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	1,669
At 31 December	1,500	1,669
Cost or valuation:
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	18,578	18,463
Exchange and other adjustments	(4)	20
Additions	1,970	2,532
Expenditure on investment properties (see below)	82	73
Change in fair value of investment properties (note 7)	(209)	(108)
Disposals	(2,815)	(2,402)
At 31 December	17,602	18,578	18,463
Cost or valuation: | Investment properties
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	3,553	3,770
Exchange and other adjustments	0	16
Additions	0	0
Expenditure on investment properties (see below)	82	73
Change in fair value of investment properties (note 7)	(209)	(108)
Disposals	(79)	(198)
At 31 December	3,347	3,553	3,770
Cost or valuation: | Premises
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	1,095	1,216
Exchange and other adjustments	1	3
Additions	76	121
Expenditure on investment properties (see below)	0	0
Change in fair value of investment properties (note 7)	0	0
Disposals	(189)	(245)
At 31 December	983	1,095	1,216
Cost or valuation: | Equipment
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	5,296	5,007
Exchange and other adjustments	0	5
Additions	316	522
Expenditure on investment properties (see below)	0	0
Change in fair value of investment properties (note 7)	0	0
Disposals	(505)	(238)
At 31 December	5,107	5,296	5,007
Cost or valuation: | Operating lease assets
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	6,749	6,754
Exchange and other adjustments	(3)	(4)
Additions	1,436	1,693
Expenditure on investment properties (see below)	0	0
Change in fair value of investment properties (note 7)	0	0
Disposals	(1,917)	(1,694)
At 31 December	6,265	6,749	6,754
Cost or valuation: | Right-of- use asset1
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	1,885	1,716
Exchange and other adjustments	(2)	0
Additions	142	196
Expenditure on investment properties (see below)	0	0
Change in fair value of investment properties (note 7)	0	0
Disposals	(125)	(27)
At 31 December	1,900	1,885	1,716
Accumulated depreciation and impairment:
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	(5,474)	(4,447)
Exchange and other adjustments	(4)	(36)
Depreciation charge for the year (note 11)	2,046	2,064
Disposals	1,668	1,001
At 31 December	(5,848)	(5,474)	(4,447)
Accumulated depreciation and impairment: | Investment properties
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	0	0
Exchange and other adjustments	0	0
Depreciation charge for the year (note 11)	0	0
Disposals	0	0
At 31 December	0	0	0
Accumulated depreciation and impairment: | Premises
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	(116)	(216)
Exchange and other adjustments	(2)	0
Depreciation charge for the year (note 11)	127	125
Disposals	143	225
At 31 December	(98)	(116)	(216)
Accumulated depreciation and impairment: | Equipment
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	(2,832)	(2,298)
Exchange and other adjustments	2	(1)
Depreciation charge for the year (note 11)	680	715
Disposals	469	180
At 31 December	(3,045)	(2,832)	(2,298)
Accumulated depreciation and impairment: | Operating lease assets
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	(2,310)	(1,933)
Exchange and other adjustments	(3)	(36)
Depreciation charge for the year (note 11)	1,011	1,008
Disposals	1,013	595
At 31 December	(2,305)	(2,310)	(1,933)
Accumulated depreciation and impairment: | Right-of- use asset1
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	(216)	0
Exchange and other adjustments	(1)	1
Depreciation charge for the year (note 11)	228	216
Disposals	43	1
At 31 December	£ (400)	£ (216)	£ 0